Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	€ 13,986	€ 11,157	€ 7,615
Total derivative liabilities	14,617	11,616	€ 7,230
Current derivative assets	673	581
Current derivative liabilities	4,220	2,300
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	13,238	10,658
Total derivative liabilities	14,450	11,501
Derivatives for general account [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	12,617	10,134
Total derivative liabilities	13,661	11,060
Derivatives for general account [member] | Non-cash changes [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	88	21
Total derivative liabilities	20	26
Derivatives for general account [member] | Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	338	390
Total derivative liabilities	608	320
Derivatives for general account [member] | Derivatives designated as Net foreign investment hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	196	112
Total derivative liabilities	161	96
Derivatives for account of policyholders [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	747	499
Total derivative liabilities	€ 167	€ 114